SCHEDULE OF STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research and Development, Net [Member]
Operating lease cost	$ 279	$ 300